Commitments and Contingencies (Tables)	12 Months Ended
Aug. 02, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum annual rental payments under these operating leases as of August 3, 2014, are as follows:

2016	2017	2018	2019	2020	Thereafter
$38	$26	$22	$17	$15	$21